Exhibit 99.1

Nissan Master Owner Trust Receivables

Series 2016-A Notes

Sample Receivable Agreed-Upon Procedures

Report To:

Nissan Wholesale Receivables Corporation II

Nissan Motor Acceptance Corporation

Barclays Capital Inc.

3 June 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Wholesale Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Barclays Capital Inc.

745 Seventh Avenue

New York, New York 10019

Re:	Nissan Master Owner Trust Receivables (the “Issuing Entity”)
Series 2016-A Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Wholesale Receivables Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to a revolving pool of receivables (the “Receivables”) arising from time to time in connection with the purchase and financing by retail motor vehicle dealers (the “Dealers”) of their new, pre-owned and used automobile and light-duty truck inventory, pursuant to certain floorplan financing accounts (the “Accounts”) relating to the Nissan Master Owner Trust Receivables securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Dealer Summary 0416.xlsx” and the corresponding record layout and decode information (the “Preliminary Summary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 April 2016 (the “Preliminary Cut-off Date”) on certain floorplan financing accounts (the “Preliminary Accounts”) with certain retail motor vehicle dealers (the “Preliminary Dealers”) and
ii.	Labeled “Dealer Detail 0416.xlsx” and the corresponding record layout and decode information (the “Preliminary Detail Data File,” together with the Preliminary Summary Data File, the “Provided Preliminary Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information related to a revolving pool of receivables (the “Preliminary Receivables”) corresponding to the Preliminary Accounts,
b.	Imaged copies of the:
i.	Monthly summary billing statement from the Sponsor’s electronic servicing and processing system (the “Monthly Billing Statement”),
ii.	Dealer summary balance report from the Sponsor’s electronic servicing and processing system (the “Dealer Summary Balance Report”) and
iii.	Automotive wholesale financing and security agreement, modification of wholesale loan documents, registration of alternate name, legal name change verification or motor vehicle inventory financing agreement and accompanying amendments (as applicable and collectively, the “Contract,” together with the Monthly Billing Statement and Dealer Summary Balance Report, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Preliminary Data Files or Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Receivables, Preliminary Dealers, Dealers, Preliminary Accounts or Accounts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 June 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Preliminary Summary Data File and Preliminary Detail Data File. The Preliminary Summary Data File and Preliminary Detail Data File, as combined, are hereinafter referred to as the “Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Receivables from the Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to select from the Data File.

3.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the dealer signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

Exhibit 1 to Attachment A

Sample Receivables

Sample Receivable Number	Account Number	Sample Receivable Number	Account Number

1	XXXXXXXXX13317070	38	XXXXXXXXX55675950
2	XXXXXXXXX20016710	39	XXXXXXXXX70016440
3	XXXXXXXXX20018840	40	XXXXXXXXX93014970
4	XXXXXXXXX20722370	41	XXXXXXXXX18010120
5	XXXXXXXXX42015440	42	XXXXXXXXX22015850
6	XXXXXXXXX64010960	43	XXXXXXXXX22016620
7	XXXXXXXXX34013330	44	XXXXXXXXX22016730
8	XXXXXXXXX64012260	45	XXXXXXXXX24014640
9	XXXXXXXXX80678560	46	XXXXXXXXX27012820
10	XXXXXXXXX14016370	47	XXXXXXXXX61018990
11	XXXXXXXXX02671630	48	XXXXXXXXX11017770
12	XXXXXXXXX02671630	49	XXXXXXXXX13018680
13	XXXXXXXXX27013200	50	XXXXXXXXX47012840
14	XXXXXXXXX82016430	51	XXXXXXXXX49010940
15	XXXXXXXXX96010130	52	XXXXXXXXX78018030
16	XXXXXXXXX96010540	53	XXXXXXXXX40011460
17	XXXXXXXXX57015470	54	XXXXXXXXX75016630
18	XXXXXXXXX57015530	55	XXXXXXXXX90011970
19	XXXXXXXXX68016220	56	XXXXXXXXX90012210
20	XXXXXXXXX71013330	57	XXXXXXXXX91013360
21	XXXXXXXXX42014760	58	XXXXXXXXX66010090
22	XXXXXXXXX49720500	59	XXXXXXXXX83671380
23	XXXXXXXXX75017530	60	XXXXXXXXX10011520
24	XXXXXXXXX00016840	61	XXXXXXXXX30012240
25	XXXXXXXXX69017620	62	XXXXXXXXX30012470
26	XXXXXXXXX86015110	63	XXXXXXXXX67012410
27	XXXXXXXXX67016440	64	XXXXXXXXX83674570
28	XXXXXXXXX67016520	65	XXXXXXXXX86011920
29	XXXXXXXXX94012190	66	XXXXXXXXX87017960
30	XXXXXXXXX96017480	67	XXXXXXXXX99016680
31	XXXXXXXXX38018910	68	XXXXXXXXX99017990
32	XXXXXXXXX74012860	69	XXXXXXXXX43015750
33	XXXXXXXXX12720120	70	XXXXXXXXX55016310
34	XXXXXXXXX14015420	71	XXXXXXXXX55310720
35	XXXXXXXXX14015480	72	XXXXXXXXX57011980
36	XXXXXXXXX14677440	73	XXXXXXXXX70017290
37	XXXXXXXXX15017920	74	XXXXXXXXX73017810

Exhibit 1 to Attachment A

Sample Receivable Number	Account Number	Sample Receivable Number	Account Number

75	XXXXXXXXX76017030	101	XXXXXXXXX03114690
76	XXXXXXXXX76017050	102	XXXXXXXXX14013390
77	XXXXXXXXX79017540	103	XXXXXXXXX18013520
78	XXXXXXXXX34013910	104	XXXXXXXXX18013840
79	XXXXXXXXX48313150	105	XXXXXXXXX25013510
80	XXXXXXXXX50672960	106	XXXXXXXXX38010570
81	XXXXXXXXX15016760	107	XXXXXXXXX12013010
82	XXXXXXXXX50673600	108	XXXXXXXXX51014200
83	XXXXXXXXX53673240	109	XXXXXXXXX61015090
84	XXXXXXXXX60012290	110	XXXXXXXXX63011630
85	XXXXXXXXX69012880	111	XXXXXXXXX66670440
86	XXXXXXXXX69311790	112	XXXXXXXXX10011830
87	XXXXXXXXX75671940	113	XXXXXXXXX40011400
88	XXXXXXXXX13017450	114	XXXXXXXXX53012300
89	XXXXXXXXX19310540	115	XXXXXXXXX71028690
90	XXXXXXXXX70015180	116	XXXXXXXXX99024610
91	XXXXXXXXX04312460	117	XXXXXXXXX54023840
92	XXXXXXXXX24010310	118	XXXXXXXXX88673480
93	XXXXXXXXX25013550	119	XXXXXXXXX55422750
94	XXXXXXXXX42013190	120	XXXXXXXXX43675050
95	XXXXXXXXX63016930	121	XXXXXXXXX46056530
96	XXXXXXXXX68012540	122	XXXXXXXXX57671450
97	XXXXXXXXX78018510	123	XXXXXXXXX79054110
98	XXXXXXXXX96112220	124	XXXXXXXXX79054250
99	XXXXXXXXX96112240	125	XXXXXXXXX31422250
100	XXXXXXXXX01016460

Note:

To protect the personal information of the Preliminary Dealers, all account numbers in this report only display the last eight digits.

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Account number	Monthly Billing Statement and Dealer Summary	i.
Balance Report

Dealer name	(a) Monthly Billing Statement and Dealer Summary Balance Report or	ii., iii., iv.
(b) Contract, Monthly Billing Statement and Dealer Summary Balance Report

Dealer state	Monthly Billing Statement

VIN	Monthly Billing Statement

Origination date	Monthly Billing Statement

Vehicle year	Monthly Billing Statement

Original balance	Monthly Billing Statement

Current balance	Monthly Billing Statement

Vehicle age classification	Monthly Billing Statement

Annual percentage rate	Monthly Billing Statement	v.

Dealer’s current balance	Monthly Billing Statement and Dealer Summary
Balance Report

Commitment amount	Monthly Billing Statement and Dealer Summary
Balance Report

CMA balance	Dealer Summary Balance Report	vi.

Spread charged over/under LIBOR	Monthly Billing Statement and recalculation	vii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the dealer name Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to truncation, abbreviation, name order or punctuation.

iii.	For the purpose of comparing the dealer name Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 19 and 25), the Sponsor, on behalf of the Depositor, instructed us to use the Monthly Billing Statement and Dealer Summary Balance Report as the Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the dealer name Sample Characteristic for Sample Receivable numbers 19 and 25, the Sponsor, on behalf of the Depositor, provided the following instructions:

(a)	Use the dealer name, as shown on the Data File, to identify the corresponding updated dealer name shown on the Contract.

(b)	Compare the updated dealer name identified in (a) above to the corresponding dealer name on the Monthly Billing Statement and Dealer Summary Balance Report.

v.	For the purpose of comparing the annual percentage rate Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.001% or less.

vi.	For the purpose of comparing the CMA balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to compare the absolute value of the CMA balance, as shown on the Data File, to the corresponding information shown on the Dealer Summary Balance Report.

vii.	For the purpose of comparing the spread charged over/under LIBOR Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the spread charged over/under LIBOR as the difference between:
(a)	The annual percentage rate, as shown on the Monthly Billing Statement, and
(b)	The rate, as shown in the table below, corresponding to the prime code, as shown on the Data File.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, provided us with the following rates corresponding to the prime codes, as shown on the Data File:

Prime Code	Rate
LRT	0.4372%
NPT	3.5000%
NYT	3.2500%

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.